UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (130.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.8%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6.75%, 2/1/29	Ba1	$1,100,000	$1,160,676

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	500,000	587,075
zero %, 10/1/46	BBB-	3,950,000	2,957,800

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	1,450,000	1,664,238

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	1,000,000	1,112,910

			7,482,699
Arizona (4.4%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	1,800,000	5,380
7.25%, 12/1/19 (escrow)(F)	D/P	1,000,000	2,989

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5.125%, 10/1/32	A3	2,000,000	2,097,380

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,200,000	2,416,546

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32	BB/F	200,000	214,600
(Choice Academies, Inc.), 5.625%, 9/1/42	BB+	315,000	322,925
(Choice Academies, Inc.), 5.375%, 9/1/32	BB+	675,000	697,768
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,789,522
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	795,000	842,080

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	247,705
5.00%, 7/1/35	BB	900,000	909,225
Ser. A, 5.00%, 7/1/35	BB	600,000	606,150

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	2,000,000	2,376,200
5.00%, 12/1/37	Baa1	2,000,000	2,262,460
5.00%, 12/1/32	Baa1	570,000	644,949

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6.25%, 12/1/42	BB-/P	1,000,000	1,041,640

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	Baa1	200,000	212,744
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	Baa1	200,000	214,200

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,013,060

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	501,960

			18,419,483
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6.00%, 3/1/33 (Prerefunded 3/1/18)	BB+/P	840,000	884,528

			884,528
California (14.0%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6.00%, 7/1/31	BBB+/F	660,000	738,322
(O'Connor Woods), 5.00%, 1/1/33	AA-	600,000	682,506

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5.25%, 2/1/37	A-	650,000	652,028

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6.125%, 6/1/30	Baa1	1,000,000	1,114,000
(Emerson College), 6.00%, 1/1/42	BBB+	1,000,000	1,136,510
(Cmnty. Med. Ctrs.), Ser. A, 5.00%, 2/1/40	A-	750,000	790,388

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	517,671

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	4,000,000	4,465,440
5.00%, 4/1/42	Aa3	2,000,000	2,221,180

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	675,846

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	2,000,000	2,045,540
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,153,295
(Pacific Gas & Electric Corp.), Class D, FGIC, 4.75%, 12/1/23	A3	2,500,000	2,526,650

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Forestry & Fire), Ser. E, 5.00%, 11/1/32	A1	1,250,000	1,282,050
(Capital Projects), Ser. A, 5.00%, 4/1/29	A1	2,000,000	2,262,360

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	540,000	540,659

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	1,345,000	1,439,890
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	3,000,000	3,269,640
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,000,000	1,080,540
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	460,305
(U. CA Irvine E. Campus Apts. Phase 1), 5.125%, 5/15/31	Baa1	2,250,000	2,465,123

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	380,000	424,813

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	BBB-	1,500,000	1,712,655

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.30%, 6/1/37	B3	1,000,000	975,620
Ser. A-1, 5.125%, 6/1/47	B3	3,235,000	3,025,146

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	325,000	336,508

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
5.00%, 5/15/30	AA	1,000,000	1,113,110
Ser. B, 5.00%, 5/15/41	AA-	1,000,000	1,105,440

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4.50%, 1/1/27	A	400,000	420,476

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,013,183

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6.625%, 8/1/38	Aa3	800,000	962,104
(Election of 2006), Ser. A, 5.50%, 8/1/32	Aa3	500,000	586,365

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/15/32	BBB	495,000	535,545

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	367,101

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 5/1/30	A1	600,000	671,712

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds
(No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	2,000,000	459,560
(No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/38	BBB/P	2,000,000	621,980

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	250,000	282,768

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	BBB-	920,000	997,096

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A, 5.25%, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,620,000	1,807,823

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,438

Univ. of CA Rev. Bonds, Ser. AF, 5.00%, 5/15/36(T)	AA	7,000,000	8,005,335

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	413,329

			58,195,050
Colorado (3.4%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	400,000	407,616

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5.375%, 9/1/26	A3	500,000	538,230

CO State Educ. & Cultural Fac. Auth. Rev. Bonds (Skyview Academy), 5.125%, 7/1/34	BB+	755,000	791,210

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	878,810
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	351,126
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	BBB+	250,000	269,168
(Valley View Assn.), 5.25%, 5/15/42	A-	3,495,000	3,515,166
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/45	Baa1	1,500,000	1,578,120
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB+	1,100,000	1,153,867

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,257,988
5.00%, 1/1/31	BB/P	500,000	514,100

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	224,407

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	225,000	236,961

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,696,893

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	829,170

			14,242,832
Delaware (1.9%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	500,000	545,775
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,600,000	2,694,484
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	705,000	707,559

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.62%, 10/1/38	VMIG1	3,860,000	3,860,000

			7,807,818
District of Columbia (1.7%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	395,000	398,583
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)		5,000	5,976
(Howard U.), Ser. A, 6.25%, 10/1/32	BBB	525,000	540,797
(Howard U. ), Ser. A, U.S. Govt. Coll., 6.25%, 10/1/32 (Prerefunded 4/1/21)		475,000	562,927
(Kipp Charter School), 6.00%, 7/1/33	BBB+	1,000,000	1,156,080

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	863,025

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	250,000	235,118

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	3,000,000	3,379,380

			7,141,886
Florida (5.8%)

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A-	500,000	507,545

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	400,000	420,208

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5.00%, 4/1/32	A-	600,000	659,670

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,027,310

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,396,122

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	1,350,000	1,260,927

Lakeland, Hosp. Syst. Rev. Bonds
(Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	500,000	535,545
(Lakeland Regl. Hlth. Syst.), 5.00%, 11/15/29	A2	1,000,000	1,112,790

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	840,000	875,062

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	1,000,000	976,950

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	500,000	502,675

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Pt./Alliance Oblig. Group), 5.00%, 11/15/22	BBB	1,500,000	1,514,445

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,500,000	1,535,895

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,085,500

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB-	1,240,000	1,303,885

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	583,144

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	2,000,000	2,285,980

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	1,000,000	1,072,050

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	521,112

Tallahassee, Hlth. Fac. Rev. Bonds (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,038,250

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	730,000	730,613

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5.00%, 5/1/33	B+/P	470,000	470,714

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5.375%, 5/1/37	B/P	835,000	818,283

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	775,000	866,016

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6.125%, 5/1/39	BBB-/P	395,000	437,775

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	385,000	399,026

			23,937,492
Georgia (3.9%)

Atlanta, Tax Allocation Bonds (Beltline), Ser. B, 5.00%, 1/1/31	A2	1,000,000	1,131,840

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa3	2,500,000	2,834,700

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	3,000,000	3,557,970

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	750,000	785,228

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	505,000	531,911

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5.25%, 10/1/30	Baa2	750,000	808,170
Ser. A, 5.25%, 10/1/27	Baa2	1,000,000	1,088,970
Ser. A, 5.00%, 10/1/32	Baa2	1,000,000	1,057,780

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6.375%, 11/15/29 (Prerefunded 11/15/19)	A-/F	700,000	795,340

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), Ser. PJ, 6.25%, 6/15/20	Ba3	675,000	700,718

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	2,000,000	2,264,280

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6.125%, 1/1/34	BB/P	600,000	601,074

			16,157,981
Guam (—%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	206,450

			206,450
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	400,000	481,832
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa2	3,000,000	3,272,370
(Kahala Nui), 5.125%, 11/15/32	BBB+/F	400,000	426,836

			4,181,038
Illinois (7.4%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,560,000	2,569,318
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	1,936,460
Ser. C, 5.00%, 1/1/38	BBB+	1,500,000	1,388,115

Chicago, Special Assmt. Bonds (Lake Shore East), 6.75%, 12/1/32	BB/P	1,605,000	1,613,892

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B	1,500,000	1,199,925

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	BBB-	500,000	512,005

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. G, 5.00%, 1/1/37	A	400,000	428,728
Ser. C, 5.00%, 1/1/26	A2	2,595,000	2,852,009

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,427,130

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	875,000	935,130

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/20	AA	1,250,000	1,341,563

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5.625%, 3/1/36	B/P	335,000	335,519

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,279,400
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,200,678
(Navistar Intl. Recvy. Zone), 6.50%, 10/15/40	Caa1	500,000	516,820
(Three Crowns Pk. Plaza), Ser. A, 5.875%, 2/15/26	BB-/P	1,000,000	1,001,080
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,661,200

IL State G.O. Bonds
5.00%, 11/1/34	Baa2	500,000	498,215
5.00%, 3/1/34	Baa2	750,000	747,413
5.00%, 2/1/29	Baa2	300,000	307,110

IL State Fin. Auth. Rev. Bonds
(Provena Hlth. ), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	15,000	17,395
(Provena Hlth. ), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	Baa3	1,485,000	1,722,110
(Presence Hlth. Network ), Ser. C, 5.00%, 2/15/36	Baa3	525,000	535,369
(Riverside Hlth.Syst.), 4.00%, 11/15/35	A+	500,000	475,205

IL State Fin. Auth. Rev. Bonds (Plymouth Place ), 5.25%, 5/15/45	BB+/F	1,000,000	1,026,940

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,143,460

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	1,050,000	1,195,656

			30,867,845
Indiana (0.9%)

IN State Fin. Auth. Rev. Bonds (OH Valley Elec. Corp.), Ser. A, 5.00%, 6/1/32	BBB-	750,000	756,578

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5.00%, 2/1/32	A-	1,000,000	1,109,260
5.00%, 2/1/29	A-	500,000	556,855

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,125,000	1,313,843

			3,736,536
Iowa (1.0%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,000,000	1,007,340
5.25%, 12/1/25	B	750,000	748,898

Orange Cnty., Hosp. Rev. Bonds, 5.50%, 9/1/27 (Prerefunded 9/1/17)	AAA/P	1,095,000	1,123,634

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	1,250,000	1,215,138

			4,095,010
Kansas (0.2%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7.125%, 5/15/29	BB/P	500,000	532,045

Wichita, Hlth. Care Fac. Rev. Bonds (KS Masonic Home Oblig. Group), Ser. 2-A, 5.375%, 12/1/46	B/P	500,000	496,650

			1,028,695
Kentucky (2.2%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(Masonic Home Indpt. Living II), 7.25%, 5/15/41 (Prerefunded 5/15/21)	BB-/P	500,000	615,550
(Masonic Home Indpt. Living II), 7.00%, 5/15/30 (Prerefunded 5/15/21)	BB-/P	500,000	610,400
(Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	926,200

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,224,597

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	833,229

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/28	Baa3	500,000	517,540

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A-	3,000,000	3,467,280

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	700,000	762,461

			8,957,257
Louisiana (1.0%)

LA State Local Govt. Env. Fac. & Cmnty. Dev. Auth. Rev. Bonds (Westlake Chemical Corp.), 6.75%, 11/1/32	BBB	2,200,000	2,270,752

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	Baa1	250,000	266,558

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39	CCC/P	500,000	175,000

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,073,990

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5.25%, 11/15/37	BB/P	385,000	386,432

			4,172,732
Maine (0.7%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba2	1,000,000	1,144,990
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba2	1,000,000	1,096,140

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5.125%, 8/1/35	Caa1	500,000	461,185

			2,702,315
Maryland (1.0%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.), 5.00%, 1/1/37	A/F	1,585,000	1,722,594

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	550,000	600,782

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	261,845
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,559,430

			4,144,651
Massachusetts (6.7%)

MA Bay Trans. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/25	AAA	2,000,000	2,417,580

MA State G.O. Bonds, Ser. B, 5.00%, 7/1/33	Aa1	500,000	581,005

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	690,000	809,218
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	450,850	462,135
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	275,400	282,293
(Boston U.), SGI, 6.00%, 5/15/59	A1	500,000	626,300
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	200,000	222,086
(Linden Ponds, Inc.), Ser. B, 5.50%, 11/15/56	B-/P	439,022	3,064
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	88,265	87,110
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	805,000	851,054
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	1,700,000	1,736,057
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/46	A1	125,000	138,064
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/41	A1	1,275,000	1,413,784
(WGBH Edl. Foundation ), 5.00%, 1/1/34	A+	1,895,000	2,173,565
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	558,322

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	1,050,000	1,066,170

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,050,000	1,153,740

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.50%, 1/1/23	AA	55,000	57,908

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	1,000,000	1,085,170
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Baa2	950,000	1,008,482
(Baystate Med. Ctr.), Ser. I, 5.75%, 7/1/36	A+	1,500,000	1,620,300
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	BBB	450,000	500,828
(Springfield College), 5.50%, 10/15/31 (Prerefunded 10/15/19)	BBB	1,100,000	1,220,615
(Springfield College), 5.50%, 10/15/26 (Prerefunded 10/15/19)	BBB	1,500,000	1,664,475
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	250,000	251,015
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/22	Baa3	1,000,000	1,015,000

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5.125%, 7/1/41	A	750,000	813,758

MA State Trans. Fund Rev. Bonds (Rail Enhancement Program), Ser. A, 5.00%, 6/1/24	AAA	650,000	780,813

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5.25%, 7/1/33	A1	1,500,000	1,701,435
5.00%, 7/1/41	A1	1,500,000	1,665,600

			27,966,946
Michigan (4.7%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,520
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,655,000	1,848,403

Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	759,735

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds (Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/46	AA	1,500,000	1,646,835

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	2,000,000	2,157,120

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,353,501

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5.50%, 11/15/45	BB+/F	500,000	517,555
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	400,000	431,280
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	600,000	652,164

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,000,000	2,221,000
(Henry Ford Hlth.), 5.75%, 11/15/39 (Prerefunded 11/15/19)	A	1,600,000	1,788,368

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,574,006

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa2	1,250,000	1,398,550

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,222,140

			19,576,177
Minnesota (2.7%)

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	305,110

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6.25%, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,940,000	2,079,486
6.25%, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,060,000	1,136,214

Ham Lake, Charter School Lease Rev. Bonds (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	455,715

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5.375%, 10/1/26	B/P	700,000	700,091

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-2, 0.61%, 11/15/35	VMIG1	850,000	850,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6.125%, 10/1/39 (Prerefunded 10/1/17)	BB/P	315,000	325,521

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/34	BB+	800,000	812,576

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5.875%, 7/1/30	A-/F	1,000,000	1,114,530

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. A, 0.62%, 11/15/38	Aa2	500,000	500,000

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	507,700
5.25%, 9/1/27	B-/P	750,000	770,378

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	304,003
6.375%, 9/1/31	BBB-	250,000	282,860

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,126,733

			11,270,917
Mississippi (1.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.60%, 12/1/30	VMIG1	4,500,000	4,500,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	1,600,000	1,712,800

			6,212,800
Missouri (1.5%)

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6.50%, 1/1/35	B/P	1,500,000	1,500,870

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.58%, 9/1/30	VMIG1	3,500,000	3,500,000

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6.625%, 7/1/34	A3	1,000,000	1,107,820

			6,108,690
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5.25%, 12/1/18	A3	1,500,000	1,608,060

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.50%, 1/1/30	AA/F	1,000,000	1,090,180

			2,698,240
Nevada (1.1%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	A1	1,050,000	1,178,205

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/21	BBB	540,000	581,326

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	500,000	517,485

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5.00%, 9/1/18	BBB-/P	345,000	351,593

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/31	B+/P	435,000	439,489
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	380,000	410,069

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5.00%, 12/1/35	B/P	250,000	247,725

Las Vegas, Redev. Agcy. Tax Allocation Bonds (Tax Increment), 5.00%, 6/15/40	BBB+	600,000	651,834

			4,377,726
New Hampshire (1.9%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6.00%, 10/1/27 (Prerefunded 10/1/19)	Baa1	1,700,000	1,905,904

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4.00%, 4/1/29	Caa1	350,000	345,380

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,242,340
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,482,611
(Kendel at Hanover ), 5.00%, 10/1/40	BBB+/F	585,000	607,680
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	250,000	265,735
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,081,930

			7,931,580
New Jersey (8.8%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,534,680

NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,123,960
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	1,000,000	1,070,430
(MSU Student Hsg. - Provident Group - Montclair LLC), 5.375%, 6/1/25	Baa3	2,000,000	2,149,660
(Lions Gate), 5.25%, 1/1/44	BB-/P	300,000	307,848
(Continental Airlines, Inc.), 5.25%, 9/15/29	Ba3	3,000,000	3,199,680
Ser. AAA, 5.00%, 6/15/36	A3	350,000	349,118
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	522,960
Ser. B, 5.00%, 11/1/26	BBB+	3,000,000	3,136,350
5.00%, 6/15/26	Baa1	500,000	520,725

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,500,000	1,618,485

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	2,600,000	2,809,326
Ser. D, 4.875%, 11/1/29	A1	700,000	745,619

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	2,250,000	2,423,565
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,139,680
(Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/39	Baa2	1,000,000	1,078,560

NJ State Trans. Trust Fund Auth. Rev. Bonds (Federal Hwy. Reimbursement Notes)
5.00%, 6/15/29	A+	1,050,000	1,108,611
5.00%, 6/15/28	A+	600,000	639,216

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A	1,000,000	1,094,150

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5.00%, 6/1/41	B3	4,500,000	4,038,795
Ser. 1A, 4.75%, 6/1/34	B3	2,210,000	1,956,093
zero %, 6/1/41	A-	5,000,000	1,313,150

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,450,000	1,537,928

			36,418,589
New Mexico (0.6%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	500,000	548,900
(AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,139,260

			2,688,160
New York (7.6%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6.75%, 7/1/28 (Prerefunded 7/1/18)	AAA/P	600,000	647,598

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24) 1/1/55(STP)	B/P	300,000	201,657

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.62%, 11/1/22	VMIG1	435,000	435,000

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, 5.00%, 6/15/31(T)	AA+	10,000,000	11,281,619

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. A-1, 5.00%, 5/1/40	AAA	1,700,000	1,925,675

NY Cnty., Tobacco Trust VI Rev. Bonds (Tobacco Settlement Pass-Through), 5.00%, 6/1/51	BBB	1,700,000	1,699,881

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee), zero %, 11/15/50	Aa3	2,500,000	541,425

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/38	AAA	1,500,000	1,686,975

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6.25%, 12/1/37	Baa3	725,000	764,839

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds (NYU Hosp. Ctr.), 5.00%, 7/1/34	A3	500,000	558,250

NY State Dorm. Auth. Revs. bonds, Ser. C, 5.00%, 3/15/31(T)	AAA	5,000,000	5,618,399

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	Caa1	1,000,000	981,510

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5.375%, 11/15/40	BB-/P	750,000	808,463
Class 1, 5.00%, 11/15/44	BB-/P	1,250,000	1,306,438

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	1,620,000	1,767,404

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	100,000	103,000

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,128,920

			31,457,053
North Carolina (2.1%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	750,000	829,763

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	800,000	883,704

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6.00%, 4/1/38	BB/P	1,000,000	1,017,620
(Salemtowne), 5.25%, 10/1/37	BB/P	385,000	399,345
(Forest at Duke, Inc. (The)), 5.125%, 9/1/27	BBB+/F	1,000,000	1,007,300
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	825,000	826,089
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	967,133
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	511,370
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/35	BBB/F	500,000	520,975

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.375%, 10/1/45	BB/P	1,615,000	1,666,196

			8,629,495
Ohio (6.1%)

American Muni. Pwr., Inc. Rev. Bonds (Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/38	A2	2,035,000	2,238,195

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	2,000,000	1,968,540
Ser. A-3, 6.25%, 6/1/37	B-	850,000	807,764
Ser. A-2, 6.00%, 6/1/42	B3	2,500,000	2,296,250
Ser. A-2, 5.875%, 6/1/47	B3	6,500,000	5,964,140
Ser. A-2, 5.875%, 6/1/30	B-	1,315,000	1,196,466
Ser. A-2, 5.75%, 6/1/34	B-	5,175,000	4,684,721

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB-	1,250,000	1,335,500

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
5.625%, 8/15/29	A3	245,000	259,186
U.S. Govt. Coll., 5.625%, 8/15/29 (Prerefunded 8/15/18)	AAA/P	1,285,000	1,372,958

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College)
5.00%, 7/1/44	A+	525,000	569,798
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	275,000	307,082

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	820,448

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	900,000	982,071
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB/F	150,000	146,099

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	500,000	590,960

			25,540,178
Oklahoma (1.1%)

OK State Tpk. Auth. VRDN, Ser. F, 0.61%, 1/1/28	VMIG1	2,030,000	2,030,000

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7.125%, 11/1/30	BB-/P	1,250,000	1,318,188

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	1,250,000	1,305,488

			4,653,676
Oregon (0.5%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	500,000	516,740
(Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	372,131

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	700,000	753,319

Yamhill Ctny., Hosp. Auth. Rev. Bonds (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/36	BB/P	325,000	326,726

			1,968,916
Pennsylvania (3.8%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,087,250

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	371,459

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,038,150

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A+	250,000	277,093

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6.375%, 7/1/30	BB-/P	625,000	631,050

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	3,000,000	3,210,632

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,523,895

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	500,000	546,485
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	818,206
(Indiana U.), Ser. A, 5.00%, 7/1/41	BBB+	500,000	525,335

PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/38	A1	500,000	549,865

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB	1,055,000	1,216,426

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5.00%, 8/1/30 (Prerefunded 8/1/20)	A	1,000,000	1,120,900

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6.50%, 1/1/38	Baa3	1,325,000	1,364,697

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	803,911

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.)
5.00%, 3/1/22	BBB	225,000	225,729
U.S. Govt. Coll., 5.00%, 3/1/22 (Prerefunded 3/1/17)	AAA/P	335,000	336,085

			15,647,168
Puerto Rico (0.5%)

Cmnwlth. of PR, G.O. Bonds
(Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	AA-	1,000,000	1,078,100
Ser. A, FGIC, 1.21%, 7/1/21	Caa3	1,000,000	800,000

			1,878,100
Rhode Island (0.4%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/25	BBB+	1,500,000	1,690,380

			1,690,380
South Carolina (1.8%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	3,000,000	3,589,650
Ser. A, 5.50%, 12/1/54	AA-	2,000,000	2,229,100

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5.25%, 12/1/55	AA-	1,500,000	1,648,755

			7,467,505
South Dakota (0.3%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5.00%, 11/1/45	A1	1,250,000	1,345,225

			1,345,225
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	1,450,000	1,575,759

			1,575,759
Texas (13.6%)

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	2,735,000	2,847,436

Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/45	BBB+	250,000	268,438
Ser. A, 5.00%, 1/1/40	BBB+	500,000	538,355
(Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	525,000	566,417

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6.00%, 8/15/33	BBB	500,000	567,995
5.00%, 8/15/32	BBB	315,000	341,712
5.00%, 8/15/28	BBB	200,000	223,966

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	2,535,000	2,675,439

Grand Parkway Trans. Corp. Rev. Bonds, Ser. B, 5.25%, 10/1/51	AA+	2,000,000	2,259,480

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	255,280
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	1,000,000	1,062,260

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.62%, 12/1/24	A-1+	3,000,000	3,000,000

Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB-	2,500,000	2,561,375
Ser. B-1, 5.00%, 7/15/30	BB-	650,000	679,829
Ser. A, 5.00%, 7/1/24	A+	1,500,000	1,647,120
(United Airlines, Inc.), 4.75%, 7/1/24	Ba3	1,300,000	1,375,777

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,100,000	1,230,757
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	1,975,000	2,203,666

La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,004,920

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	Baa1	3,500,000	3,777,445

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	Baa1	1,000,000	1,084,020
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	Baa1	1,250,000	1,340,900

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	503,800
(NCCD College Station Properties, LLC), Ser. A, 5.00%, 7/1/47	Baa3	500,000	520,170
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	516,770
(MRC Crestview ), 5.00%, 11/15/36	BB+/F	200,000	198,248
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	530,000	580,769

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5.25%, 12/1/47	BBB-	2,000,000	2,035,920

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	120,000	125,147
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6.00%, 1/1/25 (Prerefunded 1/1/18)	AAA/P	880,000	919,635
(Toll 2nd Tier), Ser. F, 5.75%, 1/1/38 (Prerefunded 1/1/18)	A2	750,000	782,430
Ser. A, 5.00%, 1/1/39	A1	1,000,000	1,109,100

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	420,000	470,106
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	39,000	59
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	749,000	1,124
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	441,000	662
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	76,000	114
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	1,124,000	1,686
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	593,000	890

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8.25%, 11/15/39	B+/P	1,500,000	1,599,735
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5.50%, 11/15/45	BB/F	1,000,000	1,035,110
(Buckner Retirement Svcs., Inc.), 5.25%, 11/15/37	A/F	1,065,000	1,075,022
(Buckner Retirement Svcs., Inc.), 5.25%, 11/15/37 (Prerefunded 11/15/17)	AAA/P	835,000	860,735
(Air Force Village), 5.125%, 5/15/27 (Prerefunded 5/15/17)	BB+/F	2,850,000	2,884,200
(Buckner Retirement Svcs., Inc.), Ser. B, 5.00%, 11/15/46	A/F	1,500,000	1,553,925

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7.50%, 12/31/31	Baa2	2,000,000	2,313,220
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	2,500,000	2,861,775

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.90%, 7/2/24	AA+	100,000	99,795

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,626,615

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	500,000	519,285
5.00%, 12/31/50	Baa3	750,000	781,725

			56,490,359
Utah (0.7%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.61%, 5/15/37	VMIG1	2,800,000	2,800,000

			2,800,000
Virginia (2.9%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	1,500,000	1,620,210

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,023,600

Chesapeake Bay Bridge & Tunnel Dist. Rev. Bonds (1st Tier Gen. Resolution), 5.00%, 7/1/46	Baa2	1,000,000	1,079,380

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes), 5.00%, 6/1/22	BB+/P	625,000	683,200

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	660,866

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	490,000	493,866

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5.00%, 7/1/31	BB+/P	1,250,000	1,255,063
4.875%, 7/1/21	BB+/P	1,000,000	1,008,510

Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	528,835

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	740,000	816,257
(Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,150,000	1,184,742

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	1,700,000	1,855,465

			12,209,994
Washington (4.5%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	680,919

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BB+	800,000	835,928

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5.75%, 12/1/35	Baa2	2,500,000	2,696,025

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5.00%, 6/1/28(T)	AA+	5,000,000	5,653,204

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,449,344

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5.625%, 10/1/40 (Prerefunded 10/1/19)	Baa1	400,000	444,540

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,132,040
(Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,300,000	1,490,099
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	759,213

WA State Hsg. Fin. Comm. Rev. Bonds (Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	475,625

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Heron's Key Oblig. Group), Ser. A, 7.00%, 7/1/50	B-/P	500,000	490,470
(Bayview Manor Homes ), Ser. A, 5.00%, 7/1/46	BB+/P	1,230,000	1,209,471
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB+/F	1,175,000	1,185,011

			18,501,889
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	735,000	756,609

			756,609
Wisconsin (1.6%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	371,959

Pub. Fin. Auth. Exempt Fac. Rev. Bonds (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	298,137

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,350,000	1,567,431
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,385,000
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB+/F	250,000	258,010

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,870,722

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	950,887

			6,702,146

Total municipal bonds and notes (cost $515,035,071)			$542,926,575

PREFERRED STOCKS (0.4%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		1,675,000	$1,725,250

Total preferred stocks (cost $1,675,000)			$1,725,250

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$4,035

Total common stocks (cost $1,273,945)			$4,035

TOTAL INVESTMENTS

Total investments (cost $517,984,016)(b)			$544,655,860

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $415,329,314.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $517,638,005, resulting in gross unrealized appreciation and depreciation of $35,334,989 and $8,317,134, respectively, or net unrealized appreciation of $27,017,855.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $16,992,115 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	31.9%
	Utilities	16.5
	Prerefunded	15.6
	Transportation	15.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $30,558,557 were held by the TOB trust and served as collateral for $13,566,442 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $22,371 for these investments based on an average interest rate of 0.41%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,035	$—	$—
Total common stocks	4,035	—	—
Municipal bonds and notes	—	542,913,671	12,904
Preferred stocks	—	1,725,250	—

Totals by level	$4,035	$544,638,921	$12,904

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017